Schedule of Investments (unaudited) March 31, 2019	BlackRock International V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 94.1%

Brazil — 1.7%
Ambev SA (Preference)	365,213	$1,569,856

Canada — 4.6%
Suncor Energy, Inc.	130,349	4,224,503

China — 9.1%
Baidu, Inc., ADR(a)	20,776	3,424,923
China Molybdenum Co. Ltd., Class H(b)	3,813,000	1,597,339
Ping An Insurance Group Co. of China Ltd., Class H	291,000	3,276,142

		8,298,404

France — 10.6%
Arkema SA	17,980	1,715,260
AXA SA	119,117	2,995,899
Engie SA	185,832	2,771,284
Ubisoft Entertainment SA(a)	24,671	2,199,981

		9,682,424

Germany — 3.3%
Knorr-Bremse AG(a)	30,773	3,061,257

Italy — 3.0%
Intesa Sanpaolo SpA	1,110,491	2,710,173

Japan — 10.7%
Mitsui Fudosan Co. Ltd.	112,700	2,839,088
Omron Corp.(b)	40,500	1,902,739
Sony Corp.	118,800	5,015,880

		9,757,707

Luxembourg — 1.2%
SES SA, FDR	68,352	1,063,083

Mexico — 4.5%
Fomento Economico Mexicano SAB de CV	443,458	4,087,712

Netherlands — 7.9%
ASML Holding NV	15,761	2,962,275
Koninklijke DSM NV	39,325	4,289,756

		7,252,031

Portugal — 1.4%
Banco Comercial Portugues SA, Class R(a)	4,856,526	1,255,540

Russia — 1.7%
Sberbank of Russia PJSC, ADR	120,944	1,605,604

Spain — 5.5%
Banco Bilbao Vizcaya Argentaria SA	557,223	3,183,880
Industria de Diseno Textil SA	63,293	1,860,905

		5,044,785

Switzerland — 11.7%
Cie Financiere Richemont SA (Registered)	27,732	2,023,142
Nestle SA (Registered)	37,952	3,618,739
Roche Holding AG	18,309	5,045,134

		10,687,015

Thailand — 2.0%
Sea Ltd., ADR(a)	76,252	1,793,447

United Kingdom — 6.5%
Associated British Foods plc	92,665	2,946,563
Burberry Group plc	116,827	2,977,533

		5,924,096

Security	Shares	Value

United States — 7.0%
BioMarin Pharmaceutical, Inc.(a)	21,940	$1,948,930
Equinix, Inc.	9,816	4,448,219

		6,397,149

Zambia — 1.7%
First Quantum Minerals Ltd.	140,511	1,592,952

Total Common Stocks — 94.1% (Cost: $84,693,040)		86,007,738

Total Long-Term Investments — 94.1% (Cost: $84,693,040)		86,007,738

Short-Term Securities — 8.9%

Money Market Funds — 8.9%(c)(f)
BlackRock Liquidity Funds, T-Fund, Institutional Class,
2.32%	5,578,625	5,578,625
SL Liquidity Series, LLC, Money Market Series,
2.67%(d)	2,574,470	2,575,243

Total Money Market Funds — 8.9% (Cost: $8,153,867)		8,153,868

	Par (000)

Time Deposits — 0.0%

Norway — 0.0%
Brown Brothers Harriman & Co., 0.40%, 04/01/19	NOK — (e)	1

Singapore — 0.0%
Brown Brothers Harriman & Co., 0.90%, 04/01/19	SGD — (e)	—

South Africa — 0.0%
Brown Brothers Harriman & Co., 5.07%, 04/01/19	ZAR — (e)	—

United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.37%, 04/01/19	GBP — (e)	1

Total Time Deposits — 0.0% (Cost: $2)		2

Total Short-Term Securities — 8.9% (Cost: $8,153,869)		8,153,870

Total Investments — 103.0% (Cost: $92,846,909)		94,161,608

Liabilities in Excess of Other Assets — (3.0)%		(2,786,158)

Net Assets — 100.0%		$91,375,450

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	Security was purchased with the cash collateral from loaned securities.
(e)	Amount is less than $500.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock International V.I. Fund

(f)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,487,119	3,091,506	5,578,625	$5,578,625	$16,771		$—	$—
SL Liquidity Series, LLC, Money Market Series	239,214	2,335,256	2,574,470	2,575,243	3,660	(b)	626	1

				$8,153,868	$20,431		$626	$1

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Glossary of Terms Used in this Report

Currency

GBP — British Pound

NOK — Norwegian Krone

SGD — Singapore Dollar

ZAR — South African Rand

Portfolio Abbreviations

ADR — American Depositary Receipt

FDR — Fixed Depository Receipts

PJSC — Private Joint Stock Company

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock International V.I. Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments
Common Stocks:
Brazil	$1,569,856	$—	$—	$1,569,856
Canada	4,224,503	—	—	4,224,503
China	3,424,923	4,873,481	—	8,298,404
France	—	9,682,424	—	9,682,424
Germany	—	3,061,257	—	3,061,257
Italy	—	2,710,173	—	2,710,173
Japan	—	9,757,707	—	9,757,707
Luxembourg	1,063,083	—	—	1,063,083
Mexico	4,087,712	—	—	4,087,712
Netherlands	—	7,252,031	—	7,252,031
Portugal	—	1,255,540	—	1,255,540
Russia	—	1,605,604	—	1,605,604
Spain	—	5,044,785	—	5,044,785
Switzerland	—	10,687,015	—	10,687,015
Thailand	1,793,447	—	—	1,793,447
United Kingdom	—	5,924,096	—	5,924,096
United States	6,397,149	—	—	6,397,149
Zambia	1,592,952	—	—	1,592,952
Short-Term Securities:
Money Market Funds	5,578,625	—	—	5,578,625
Time Deposits	—	2	—	2

Subtotal	$29,732,250	$61,854,115	$—	$91,586,365

Investments valued at NAV(a)				2,575,243

Total Investments				$94,161,608

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Transfers between Level 1 and Level 2 were as follows:

	Transfers Into Level 1 (a)	Transfers Out of Level 1 (b)	Transfers Into Level 2 (b)	Transfers Out of Level 2 (a)
Assets:
Investments:
Common Stocks:
Germany		(2,307,460)	2,307,460
Luxembourg	1,282,139			(1,282,139)

	$1,282,139	$(2,307,460)	$2,307,460	$(1,282,139)

(a)	Systematic Fair Value Prices were not utilized at period end for these investments.
(b)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

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